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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for seven of its series, Evergreen Balanced Fund, Evergreen Aggressive Growth Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund and Evergreen Omega Fund, for the quarter ended June 30, 2005. These seven series have an September 30 fiscal year end.
Date of reporting period:	June 30, 2005

Item 1 – Schedule of Investments

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
FIXED-RATE 4.4%
FNMA:
4.68%, 11/01/2012	$2,152,766	$2,187,088
4.87%, 05/01/2013	2,492,355	2,562,209
4.90%, 01/01/2013	7,005,572	7,210,328
5.70%, 10/01/2008	6,774,150	7,047,015
5.84%, 12/01/2008	9,962,245	10,368,193
5.85%, 02/01/2009	412,786	430,598
6.03%, 06/01/2008	3,828,536	3,973,402
6.13%, 09/01/2008	1,574,410	1,644,109
6.19%, 07/01/2011	2,911,779	3,160,791
6.20%, 01/01/2011	4,203,224	4,543,076
6.35%, 05/01/2011	1,440,026	1,516,396
6.40%, 06/01/2009	4,149,225	4,414,294
6.54%, 12/01/2007	454,200	472,262
6.56%, 12/01/2007	1,720,153	1,789,226
6.79%, 07/01/2009	2,126,295	2,291,448
6.80%, 01/01/2007	4,984,110	5,112,364
6.91%, 07/01/2009	1,888,827	2,042,900
7.06%, 08/01/2006	2,243,324	2,282,252
7.09%, 10/01/2007	1,859,954	1,944,160
7.15%, 05/01/2007	2,546,378	2,632,071
7.22%, 07/01/2007	2,229,585	2,323,919
7.29%, 12/01/2010	2,255,002	2,543,179
7.53%, 05/01/2007	4,107,353	4,280,841

Total Agency Commercial Mortgage-Backed Securities (cost $76,997,471)		76,772,121

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.9%
FIXED-RATE 2.9%
FHLMC:
Ser. 2750, Class WD, 4.50%, 09/15/2015	5,170,400	5,188,600
Ser. 2752, Class PE, 5.00%, 02/15/2028	3,172,000	3,215,213
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,133,275
Ser. 2780, Class BD, 4.50%, 10/15/2017	3,575,000	3,587,644
Ser. 2840, Class NC, 5.50%, 03/15/2028	3,815,000	3,909,462
Ser. 2859, Class PC, 5.50%, 11/15/2027	3,000,000	3,080,748
Ser. 2873, Class PD, 5.50%, 12/15/2030	2,755,000	2,817,225
Ser. 2958, Class MC, 5.50%, 11/15/2028	2,915,000	2,992,236
Ser. 2962, Class XB, 5.50%, 05/15/2029	2,765,000	2,841,746
Ser. 2979, Class QA, 4.50%, 03/15/2018	2,067,000	2,076,981
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	2,971,000	3,110,533
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	5,600,000	5,576,715
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	9,204,172	9,176,709

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $50,664,463)		50,707,087

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 2.6%
FIXED-RATE 2.6%
FHLMC:
4.50%, 04/01/2035	2,544,980	2,488,719
5.13%, 06/01/2035 	6,080,000	6,158,432
6.50%, 06/01/2029 - 07/01/2031	74,445	77,349
7.50%, 06/01/2032	718,875	769,967
8.50%, 09/01/2020	544,479	591,311
[1]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
5.00%, 12/01/2019 - 03/01/2020	$2,624,740	$2,656,560
5.00%, TBA #	4,330,000	4,378,713
5.50%, TBA #	11,495,000	11,653,056
6.00%, 08/01/2006	232,519	234,551
6.50%, 07/01/2013 - 08/01/2032	7,283,766	7,561,525
7.00%, 05/01/2032 - 06/01/2032	3,203,324	3,380,013
7.50%, 12/01/2030 - 10/01/2031	2,256,104	2,412,406
9.00%, 08/01/2014	997,519	1,095,268
GNMA:
3.50%, 09/20/2029 - 07/20/2030	1,919,837	1,940,520
6.50%, 10/15/2008 - 02/15/2013	433,679	452,551

Total Agency Mortgage-Backed Pass Through Securities (cost $45,523,299)		45,850,941

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.1%
FNMA:
Ser. 2003-W6, Class 2A31, 5.00%, 09/25/2042	4,295,000	4,288,731
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	8,326,628	8,505,111
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	6,345,000	6,456,574

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $19,719,625)		19,250,416

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.5%
FHLMC:
Ser. T-55, Class 1A1, 6.50%, 03/25/2043	3,045,355	3,189,370
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	1,165,294	1,230,839
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	1,428,562	1,508,945
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	3,851,179	4,088,242
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	2,216,602	2,320,191
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	6,038,414	6,245,786
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044	3,233,625	3,382,989
Ser. 2005- W1, Class 1A1, 6.00%, 10/25/2044	3,613,144	3,739,731

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $25,821,377)		25,706,093

ASSET-BACKED SECURITIES 1.5%
Ameriquest Mtge. Securities, Inc., Ser. 2003-8, Class AF3, 4.37%, 10/25/2033	3,000,000	3,000,060
Credit-Based Asset Servicing and Securitization, Ser. 2003-CB6, Class AF3, 3.49%, 12/25/2033	1,945,000	1,936,136
Merrill Lynch Mtge. Investors, Inc., Ser. 2004-HE2, Class A2A, FRN, 3.29%, 08/25/2035	1,927,506	1,928,942
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	3,452,610	3,479,712
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	5,115,000	5,247,177
Washington Mutual, Inc., Ser. 2005-AR6, Class 2AB3, FRN, 3.36%, 04/25/2045 	3,395,772	3,391,697
Wells Fargo Home Equity Trust:
Ser. 2004-2, Class AI2, 3.45%, 09/25/2034	3,520,000	3,480,405
Ser. 2004-2, Class AI3, 3.97%, 09/25/2024	3,900,000	3,864,649

Total Asset-Backed Securities (cost $26,283,901)		26,328,778

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.6%
FIXED-RATE 3.6%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	641,753	673,496
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	2,688,129	2,777,044
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	2,924,162	2,852,936
General Motors Acceptance Corp. Comml. Mtge. Securities, Inc., Ser. 2000-C3, Class A2, 6.96%, 09/15/2035	3,940,000	4,411,579
Goldman Sachs Mtge. Securities Corp. II, Ser. 2004-GG2, Class A6, 5.40%, 08/10/2038	1,780,000	1,887,824
[2]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-C2, Class A3, 5.38%, 05/15/2041	$4,000,000	$4,202,813
Ser. 2004-PNC1, Class A4, 5.55%, 06/12/2041	6,435,000	6,840,615
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 05/15/2015	3,106,644	3,262,867
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	3,185,896	3,312,705
Ser. 2002-C2, Class A4, 5.59%, 06/15/2031	1,920,000	2,049,177
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	6,042,000	5,978,833
Ser. 2004-C6, Class A6, 5.02%, 08/15/2029	3,500,000	3,612,605
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	5,800,000	5,880,254
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035	4,830,000	4,960,598
Wachovia Bank Comml. Mtge. Trust:
Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	7,488,214	7,353,869
Ser. 2004-C16, Class A4, 4.85%, 10/15/2041	2,760,000	2,816,502

Total Commercial Mortgage-Backed Securities (cost $62,629,327)		62,873,717

CORPORATE BONDS 6.8%
CONSUMER DISCRETIONARY 1.1%
Auto Components 0.0%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	30,000	27,150

Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	3,750,000	2,898,982

Diversified Consumer Services 0.0%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	225,000	239,906
Service Corp. International, 7.00%, 06/15/2017 144A	175,000	180,688

		420,594

Hotels, Restaurants & Leisure 0.1%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	271,875
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	250,000	252,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	250,000	273,750
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	250,000	245,625
MGM MIRAGE, Inc., 5.875%, 02/27/2014	250,000	244,063
Seneca Gaming Corp., 7.25%, 05/01/2012	255,000	264,881
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	250,000	262,500
Station Casinos, Inc., 6.50%, 02/01/2014	250,000	256,250
Wynn Resorts Ltd., 6.625%, 12/01/2014	250,000	244,375

		2,315,819

Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	250,000	253,125
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	70,125
WCI Communities, Inc., 9.125%, 05/01/2012	165,000	174,075

		497,325

Media 0.3%
CSC Holdings, Inc., 7.625%, 04/01/2011	200,000	198,500
Dex Media West LLC, 5.875%, 11/15/2011	200,000	198,500
Mediacom Communications Corp., 9.50%, 01/15/2013	250,000	250,625
MediaNews Group, Inc., 6.375%, 04/01/2014	200,000	192,750
R.H. Donnelley Corp., 10.875%, 12/15/2012	150,000	175,125
Time Warner, Inc., 7.625%, 04/15/2031	2,950,000	3,695,899

		4,711,399

[3]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	$250,000	$270,000
May Department Stores Co.:
6.90%, 01/15/2032	5,000,000	5,724,815
7.45%, 09/15/2011	1,000,000	1,139,001

		7,133,816

Specialty Retail 0.1%
Central Garden & Pet Co., 9.125%, 02/01/2013	250,000	270,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	250,000	253,750
Payless ShoeSource, Inc., 8.25%, 08/01/2013	250,000	265,000
United Auto Group, Inc., 9.625%, 03/15/2012	100,000	107,250

		896,000

Textiles, Apparel & Luxury Goods 0.0%
The Warnaco Group, Inc., 8.875%, 06/15/2013	200,000	222,000

CONSUMER STAPLES 0.7%
Beverages 0.5%
Coca-Cola Enterprises, Inc.:
0.00%, 06/20/2020 ¤	17,530,000	8,128,977
6.95%, 11/15/2026	650,000	794,177

		8,923,154

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	250,000	263,750
Ingles Markets, Inc., 8.875%, 12/01/2011	250,000	255,313
NeighborCare, Inc., 6.875%, 11/15/2013	135,000	141,750
Rite Aid Corp., 8.125%, 05/01/2010	200,000	207,000
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	200,000	207,000

		1,074,813

Food Products 0.1%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	250,000	259,687
Dean Foods Co., 6.625%, 05/15/2009	150,000	157,500
Del Monte Foods Co., 8.625%, 12/15/2012	200,000	221,000
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,177,318

		2,815,505

Household Products 0.0%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	250,000	253,750

ENERGY 0.2%
Energy Equipment & Services 0.0%
Dresser, Inc., 9.375%, 04/15/2011	200,000	211,500
Hanover Compressor Co., 9.00%, 06/01/2014	35,000	37,450
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	250,000	254,375
Offshore Logistics, Inc., 6.125%, 06/15/2013	200,000	194,000
Parker Drilling Co., 9.625%, 10/01/2013	80,000	90,600

		787,925

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	235,000	246,163
Exco Resources, Inc., 7.25%, 01/15/2011	320,000	321,600
Ferrellgas Partners LP, 6.75%, 05/01/2014	180,000	174,600
Forest Oil Corp., 7.75%, 05/01/2014	250,000	270,000
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	51,750
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	1,000,000	1,222,281
Plains Exploration & Production Co., 8.75%, 07/01/2012	250,000	272,500
Williams Companies, Inc., 7.125%, 09/01/2011	250,000	271,250

		2,830,144

[4]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 3.1%
Capital Markets 1.1%
Alliance Capital Management LP, 5.625%, 08/15/2006	$4,425,000	$4,475,746
Bank of New York Co., Inc., 7.30%, 12/01/2009	3,675,000	4,122,082
Goldman Sachs Group, Inc., 7.35%, 10/01/2009	3,085,000	3,438,569
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,767,691
Merrill Lynch & Co., Inc., MTN, 4.125%, 09/10/2009	2,650,000	2,641,260
Morgan Stanley, 3.625%, 04/01/2008	400,000	394,052

		18,839,400

Commercial Banks 0.4%
Bank of America Corp., 4.375%, 12/01/2010	35,000	35,183
PNC Financial Services Group, Inc., 5.75%, 08/01/2006	1,735,000	1,761,445
U.S. Bancorp, 6.375%, 08/01/2011	2,000,000	2,209,386
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,515,093

		6,521,107

Consumer Finance 1.2%
American General Finance Corp.:
5.75%, 03/15/2007	925,000	946,840
MTN:
3.875%, 10/01/2009	1,700,000	1,661,992
5.875%, 07/14/2006	4,800,000	4,884,216
General Electric Capital Corp., MTN, 6.125%, 02/22/2011	2,500,000	2,719,425
General Motors Acceptance Corp.:
5.625%, 05/15/2009	250,000	234,322
6.875%, 09/15/2011	1,200,000	1,109,060
HSBC Finance Corp.:
4.75%, 05/15/2009	3,000,000	3,045,759
6.40%, 06/17/2008	1,450,000	1,536,771
Sprint Capital Corp., 6.875%, 11/15/2028	4,205,000	4,841,763

		20,980,148

Diversified Financial Services 0.0%
Arch Western Finance LLC, 6.75%, 07/01/2013	200,000	207,500

Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	250,000	272,500

Real Estate 0.4%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	227,000	253,105
Duke Realty Corp., REIT, 7.05%, 03/01/2006	700,000	709,175
EOP Operating LP:
6.75%, 02/15/2008	500,000	527,662
7.00%, 07/15/2011	3,250,000	3,608,286
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	200,000	209,500
La Quinta Properties, Inc., REIT, 7.00%, 08/15/2012	250,000	259,688
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	1,250,000	1,261,297
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	200,000	206,000
Ventas, Inc., REIT, 7.125%, 06/01/2015 144A	100,000	104,500

		7,139,213

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
Coventry Health Care, Inc., 6.125%, 01/15/2015	50,000	51,125
Extendicare, Inc., 6.875%, 05/01/2014	250,000	249,375
HCA, Inc., 6.375%, 01/15/2015	250,000	260,027
Omnicare, Inc., 6.125%, 06/01/2013	175,000	173,250
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	206,500

		940,277

[5]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.5%
Aerospace & Defense 0.0%
Aviall, Inc., 7.625%, 07/01/2011	$190,000	$201,400
DRS Technologies, Inc., 6.875%, 11/01/2013	200,000	208,000

		409,400

Commercial Services & Supplies 0.1%
Adesa, Inc., 7.625%, 06/15/2012	200,000	204,000
Allied Waste North America, Inc., 6.375%, 04/15/2011	250,000	241,250
Corrections Corp. of America, 6.25%, 03/15/2013	200,000	199,500
Geo Group, Inc., 8.25%, 07/15/2013	250,000	242,500
NationsRent West, Inc., 9.50%, 10/15/2010	200,000	219,000

		1,106,250

Machinery 0.0%
Case New Holland, Inc., 9.25%, 08/01/2011, 9.25%, 08/01/2011	250,000	263,750
Manitowoc Co., Inc., 7.125%, 11/01/2013	75,000	78,750
Navistar International Corp., 6.25%, 03/01/2012 144A	250,000	242,500
Terex Corp., 7.375%, 01/15/2014	200,000	208,000

		793,000

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	2,500,000	2,702,288
6.75%, 07/15/2011	3,300,000	3,692,241

		6,394,529

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
Unisys Corp., 6.875%, 03/15/2010	200,000	197,500

MATERIALS 0.2%
Chemicals 0.1%
Dow Chemical Co., 8.625%, 04/01/2006	836,000	861,054
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	221,750
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010	67,000	76,045
11.625%, 10/15/2010	130,000	152,913
Lyondell Chemical Co., 10.50%, 06/01/2013	250,000	287,187

		1,598,949

Containers & Packaging 0.0%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	250,000	240,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	250,000	254,063

		494,063

Metals & Mining 0.1%
Alaska Steel Corp., 7.75%, 06/15/2012	250,000	212,500
Century Aluminum Co., 7.50%, 08/15/2014	250,000	248,125
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	250,000	263,750
Peabody Energy Corp., 6.875%, 03/15/2013	170,000	181,050
United States Steel Corp., 10.75%, 08/01/2008	60,000	66,900

		972,325

Paper & Forest Products 0.0%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	250,000	246,875
Bowater, Inc., 6.50%, 06/15/2013	125,000	124,062
Buckeye Technologies, Inc., 8.50%, 10/01/2013	250,000	256,250
Georgia Pacific Corp., 8.125%, 05/15/2011	250,000	283,125

		910,312

[6]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Citizens Communications Co., 6.25%, 01/15/2013	$250,000	$243,125
Insight Midwest LP, 10.50%, 11/01/2010	200,000	213,000
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	225,000	235,687
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,880,327

		4,572,139

Wireless Telecommunication Services 0.0%
Nextel Communications, Inc., 5.95%, 03/15/2014	200,000	208,750

UTILITIES 0.6%
Electric Utilities 0.3%
Reliant Energy, Inc., 6.75%, 12/15/2014	250,000	245,625
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	4,500,000	4,557,811

		4,803,436

Gas Utilities 0.3%
Consolidated Natural Gas Co., Ser. B, 5.375%, 11/01/2006	4,700,000	4,773,494

Independent Power Producers & Energy Traders 0.0%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	137,000	145,220
Tenaska, Inc., 7.00%, 06/30/2021 144A	100,000	101,750
Texas Genco LLC, 6.875%, 12/15/2014 144A	250,000	264,375

		511,345

Total Corporate Bonds (cost $110,873,112)		118,454,013

MUNICIPAL OBLIGATIONS 2.5%
AIRPORT 0.1%
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	1,000,000	1,102,410

EDUCATION 0.1%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of Massachusetts Proj., Ser. A, 5.75%, 10/01/2019, (Insd. by FGIC)	1,000,000	1,132,360

GENERAL OBLIGATION - LOCAL 0.6%
Clark Cnty., WA Sch. Dist. 117 GO, 5.50%, 12/01/2016, (Insd. by FSA)	1,500,000	1,652,325
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	3,025,000	3,311,225
New York, NY GO:
Ser. B, FRN, 2.13%, 08/15/2020	1,300,000	1,300,000
Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	2,500,000	2,657,550
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	2,000,000	2,224,700

		11,145,800

GENERAL OBLIGATION – STATE 0.3%
Nevada GO, Colorado River Commission Pwr. Delivery, Ser. A, 5.625%, 09/15/2024, (Insd. by FGIC)	4,010,000	4,460,604

HOSPITAL 0.2%
New York, NY Hlth. & Hosp. Corp. RB, Hlth. Sys., Ser. A, 5.125%, 02/15/2014, (Insd. by AMBAC)	2,000,000	2,122,740
Oklahoma Indl. Auth. Hlth. Sys. RB, Ser. A, 6.25%, 08/15/2015	1,000,000	1,123,240

		3,245,980

HOUSING 0.1%
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B, 6.25%, 09/01/2015, (Insd. by GNMA & FNMA)	170,000	170,631
New York Mtge. Agcy. SFHRRB, Ser. 63, 5.60%, 04/01/2010	500,000	523,275
North Carolina HFA SFHRB, Ser. 00, 5.80%, 09/01/2012, (Insd. by FHA)	400,000	419,436
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, Affordable Hsg. Portfolio I, 5.85%, 04/01/2009, (Insd.
by GNMA, FNMA & FHLMC)	350,000	358,708
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016, (Insd. by FHA)	70,000	70,721

		1,542,771

[7]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.0%
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr., Ser. A, 5.95%, 02/15/2016, (Insd. by AMBAC)	$500,000	$520,155

PORT AUTHORITY 0.3%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	5,000,000	5,413,300

PRE-REFUNDED 0.2%
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	1,095,000	1,319,891
Oklahoma Indl. Auth. Hlth. Sys. RB, 6.25%, 08/15/2015	1,685,000	1,912,222

		3,232,113

RESOURCE RECOVERY 0.1%
Washington Pub. Pwr. Supply Sys. RRB, Nuclear Proj., Ser. C, 5.50%, 07/01/2017, (Insd. by MBIA)	2,500,000	2,609,425

TRANSPORTATION 0.3%
New York, NY Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	2,500,000	2,777,300
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	1,800,000	2,002,302

		4,779,602

WATER & SEWER 0.2%
New York Env. Facs. Clean Wtr. & Drinking RRB, 6.00%, 06/15/2017	2,885,000	3,211,438

Total Municipal Obligations (cost $38,246,735)		42,395,958

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Notes:
2.25%, 02/15/2007	4,305,000	4,214,027
3.375%, 11/15/2008	20,335,000	20,135,636
4.75%, 05/15/2014	11,175,000	11,861,223
6.00%, 02/15/2026	24,510,000	30,206,663
TIPS, 3.375%, 01/15/2007	5,937,420	6,127,839

Total U.S. Treasury Obligations (cost $69,149,819)		72,545,388

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.7%
FIXED-RATE 2.7%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.81%, 05/25/2035	2,160,000	2,169,806
Ser. 2005-D, Class 2A7, 4.81%, 05/25/2035	3,455,000	3,469,879
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	2,590,000	2,580,119
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A5B, 4.66%, 06/20/2035	2,590,000	2,585,257
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.50%, 12/25/2034	3,130,000	3,074,474
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 3A6, 3.79%, 11/21/2034	3,385,000	3,315,093
Morgan Stanley Capital I, Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	2,130,000	2,151,807
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	4,220,000	4,155,026
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	4,340,000	4,291,416
Ser. 2005-AR5, Class A6, 4.69%, 05/25/2035	6,212,000	6,219,343
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	6,595,000	6,427,762
Ser. 2005-AR4, Class A2, 4.54%, 04/25/2035	6,399,377	6,373,688

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $46,550,740)		46,813,670

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.9%
FIXED-RATE 0.8%
Morgan Stanley Mtge. Loan Trust, Ser. 2004-10AR, Class 2A2, 5.14%, 11/25/2034	3,154,592	3,179,975
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.66%, 03/25/2035	4,481,969	4,487,304
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2005-AR1, Class 1A1, 4.57%, 02/25/2035	3,080,362	3,072,969
Ser. 2005-AR2, Class 2A1, 4.56%, 03/25/2035	2,819,205	2,815,955
[8]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 0.1%
IndyMac Index Mtge. Loan Trust, Ser. 2004-AR5, Class 2A1A, 3.52%, 08/25/2034	$2,742,458	$2,742,864

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $16,288,932)		16,299,067

YANKEE OBLIGATIONS-CORPORATE 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Intrawest Corp., 7.50%, 10/15/2013	250,000	257,812

Media 0.0%
Rogers Cable, Inc., 5.50%, 03/15/2014	250,000	236,875

CONSUMER STAPLES 0.0%
Food & Staples Retailing 0.0%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	250,000	248,125

INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	110,000	113,300

MATERIALS 0.2%
Containers & Packaging 0.0%
Norampac, Inc., 6.75%, 06/01/2013	250,000	251,875

Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,687,415
Novelis, Inc., 7.25%, 02/15/2015 144A	220,000	221,925

		2,909,340

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	200,000	188,500

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Rogers Wireless, Inc., 6.375%, 03/01/2014	200,000	204,500

Total Yankee Obligations-Corporate (cost $4,141,210)		4,410,327

	Shares	Value

COMMON STOCKS 64.1%
CONSUMER DISCRETIONARY 7.4%
Internet & Catalog Retail 0.7%
Amazon.com, Inc. *	198,420	6,563,734
eBay, Inc. *	182,152	6,012,837

		12,576,571

Media 2.2%
Comcast Corp., Class A *	154,784	4,751,869
Comcast Corp., Spl. Class A *	225,667	6,758,727
News Corp., Class A	473,547	7,661,990
Omnicom Group, Inc.	141,846	11,327,822
Time Warner, Inc. *	497,568	8,314,361

		38,814,769

Multi-line Retail 1.4%
J.C. Penney Co., Inc.	176,629	9,287,153
Nordstrom, Inc.	211,281	14,360,769

		23,647,922

[9]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 2.1%
Best Buy Co., Inc.	218,407	$14,971,800
Chico's FAS, Inc. *	272,600	9,344,728
Lowe's Companies, Inc.	196,272	11,426,956

		35,743,484

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc. *	262,000	8,795,340
Nike, Inc., Class B	97,600	8,452,160

		17,247,500

CONSUMER STAPLES 5.4%
Beverages 1.2%
Diageo plc	361,800	5,315,820
Diageo plc, ADR	73,000	4,328,900
PepsiCo, Inc.	222,638	12,006,868

		21,651,588

Food & Staples Retailing 1.7%
BJ's Wholesale Club, Inc. *	215,700	7,008,093
CVS Corp.	413,198	12,011,666
Wal-Mart Stores, Inc.	232,354	11,199,463

		30,219,222

Food Products 0.5%
General Mills, Inc.	187,322	8,764,796

Household Products 1.2%
Colgate-Palmolive Co.	167,566	8,363,219
Procter & Gamble Co.	236,981	12,500,748

		20,863,967

Tobacco 0.8%
Altria Group, Inc.	202,922	13,120,936

ENERGY 5.9%
Energy Equipment & Services 0.8%
Schlumberger, Ltd.	180,847	13,733,521

Oil, Gas & Consumable Fuels 5.1%
Apache Corp.	217,445	14,046,947
BP plc, ADR	190,100	11,858,438
ConocoPhillips	56,380	3,241,286
Exxon Mobil Corp.	706,197	40,585,142
Massey Energy Co.	33,000	1,244,760
Occidental Petroleum Corp.	78,300	6,023,619
Peabody Energy Corp.	97,186	5,057,559
XTO Energy, Inc.	192,109	6,529,785

		88,587,536

FINANCIALS 12.8%
Capital Markets 2.9%
Bank of New York Co.	262,845	7,564,679
Goldman Sachs Group, Inc.	114,659	11,697,511
Legg Mason, Inc.	46,820	4,874,431
Merrill Lynch & Co., Inc.	123,687	6,804,022
Morgan Stanley	214,628	11,261,531
State Street Corp.	103,936	5,014,912
T. Rowe Price Group, Inc.	56,067	3,509,794

		50,726,880

[10]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 3.3%
Bank of America Corp.	560,917	$25,583,424
North Fork Bancorp, Inc.	199,200	5,595,528
U.S. Bancorp	297,665	8,691,818
Wells Fargo & Co.	179,465	11,051,455
Zions Bancorp	96,600	7,102,998

		58,025,223

Consumer Finance 1.3%
American Express Co.	302,672	16,111,231
Capital One Financial Corp.	74,606	5,969,226

		22,080,457

Diversified Financial Services 3.1%
Citigroup, Inc.	838,102	38,745,456
JPMorgan Chase & Co.	425,782	15,038,620

		53,784,076

Insurance 1.6%
American International Group, Inc.	244,992	14,234,035
Chubb Corp.	18,723	1,602,876
Hartford Financial Services Group, Inc.	71,416	5,340,488
Prudential Financial, Inc.	89,592	5,882,611

		27,060,010

Real Estate 0.3%
Global Signal, Inc. REIT	155,209	5,843,619

Thrifts & Mortgage Finance 0.3%
Fannie Mae	82,468	4,816,131

HEALTH CARE 9.8%
Biotechnology 0.9%
Amgen, Inc. *	151,785	9,176,921
Genentech, Inc. *	74,243	5,960,228

		15,137,149

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	210,368	7,804,653
Medtronic, Inc.	230,863	11,956,395
Stryker Corp.	40,000	1,902,400
Zimmer Holdings, Inc. *	91,119	6,940,534

		28,603,982

Health Care Providers & Services 2.5%
Aetna, Inc.	230,360	19,078,415
Caremark Rx, Inc. *	334,600	14,896,392
WellPoint, Inc. *	131,512	9,158,496

		43,133,303

Pharmaceuticals 4.8%
Abbott Laboratories	289,058	14,166,733
Bristol-Myers Squibb Co.	290,877	7,266,107
Eli Lilly & Co.	128,536	7,160,741
Johnson & Johnson	317,890	20,662,850
Pfizer, Inc.	841,406	23,205,977
Wyeth	242,417	10,787,556

		83,249,964

[11]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 6.7%
Aerospace & Defense 1.7%
Honeywell International, Inc.	144,116	$5,278,969
Lockheed Martin Corp.	265,838	17,244,911
United Technologies Corp.	140,600	7,219,810

		29,743,690

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	119,728	8,280,389

Electrical Equipment 0.6%
Cooper Industries, Inc., Class A	104,000	6,645,600
Rockwell Automation, Inc.	70,300	3,424,313

		10,069,913

Industrial Conglomerates 3.2%
General Electric Co.	1,247,887	43,239,285
Tyco International, Ltd.	436,607	12,748,924

		55,988,209

Machinery 0.7%
Deere & Co.	93,210	6,104,323
ITT Industries, Inc.	59,000	5,760,170

		11,864,493

INFORMATION TECHNOLOGY 10.7%
Communications Equipment 2.5%
Cisco Systems, Inc. *	452,688	8,650,868
Corning, Inc. *	706,012	11,733,919
Motorola, Inc.	698,994	12,763,631
QUALCOMM, Inc.	289,640	9,561,016

		42,709,434

Computers & Peripherals 1.3%
Hewlett-Packard Co.	381,207	8,962,177
International Business Machines Corp.	111,801	8,295,634
Lexmark International, Inc., Class A *	88,413	5,731,815

		22,989,626

Internet Software & Services 0.6%
Google, Inc., Class A *	20,400	6,000,660
Yahoo!, Inc. *	146,775	5,085,754

		11,086,414

IT Services 0.5%
Accenture, Ltd., Class A *	423,390	9,598,251

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp. *	809,164	16,037,630
Intel Corp.	423,928	11,047,564
Texas Instruments, Inc.	492,590	13,827,001

		40,912,195

Software 3.4%
Cadence Design Systems, Inc. *	344,800	4,709,968
Computer Associates International, Inc.	4,986	137,015
Microsoft Corp.	1,254,797	31,169,157
Oracle Corp. *	1,697,418	22,405,918

		58,422,058

[12]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.2%
Chemicals 1.4%
Air Products & Chemicals, Inc.	178,069	$10,737,561
Dow Chemical Co.	89,686	3,993,718
PPG Industries, Inc.	151,179	9,487,994

		24,219,273

Metals & Mining 0.6%
Alcoa, Inc.	221,494	5,787,638
Phelps Dodge Corp.	46,326	4,285,155

		10,072,793

Paper & Forest Products 0.2%
Weyerhaeuser Co.	62,700	3,990,855

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.5%
SBC Communications, Inc.	167,310	3,973,612
Sprint Corp.	275,997	6,924,765
Verizon Communications, Inc.	424,912	14,680,710

		25,579,087

Wireless Telecommunication Services 0.6%
Vodafone Group plc, ADR	103,788	2,524,124
Western Wireless Corp., Class A *	195,057	8,250,911

		10,775,035

UTILITIES 1.1%
Electric Utilities 0.7%
DPL, Inc.	140,904	3,867,815
Exelon Corp.	90,581	4,649,523
PG&E Corp.	114,330	4,291,948

		12,809,286

Independent Power Producers & Energy Traders 0.2%
TXU Corp.	39,903	3,315,540

Multi-Utilities 0.2%
MDU Resources Group, Inc.	106,542	3,001,288

Total Common Stocks (cost $929,823,883)		1,112,860,435

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional U.S. Government Money Market Fund ø ## (cost $28,199,895)	28,199,895	28,199,895

Total Investments (cost $1,550,913,789) 100.7%		1,749,467,906
Other Assets and Liabilities (0.7%)		(12,872,644)

Net Assets 100.0%		$1,736,595,262

	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

[13]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
Summary of Abbreviations
ADR	American Depository Receipt
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MASTR	Mortgage Asset Securitization Transactions, Inc.
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium-Term Note
RB	Revenue Bond
REIT	Real Estate Investment Trust
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue bond
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,556,243,010. The gross unrealized appreciation and depreciation on securities based on tax cost was $220,493,123 and $27,268,227, respectively, with a net unrealized appreciation of $193,224,896.

[14]

EVERGREEN AGGRESSIVE GROWTH FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY 23.0%
Diversified Consumer Services 1.6%
Steiner Leisure, Ltd. *	85,000	$3,150,950

Hotels, Restaurants & Leisure 6.7%
Kerzner International, Ltd. *þ	20,000	1,139,000
Las Vegas Sands Corp. *þ	25,000	893,750
Panera Bread Co., Class A *þ	20,000	1,241,700
Shuffle Master, Inc. *þ	164,999	4,624,922
Starwood Hotels & Resorts Worldwide, Inc., Class B	55,000	3,221,350
Station Casinos, Inc.	35,000	2,324,000

		13,444,722

Household Durables 2.3%
D.R. Horton, Inc.	30,000	1,128,300
Fortune Brands, Inc.	25,000	2,220,000
Pulte Homes, Inc.	15,000	1,263,750

		4,612,050

Internet & Catalog Retail 1.1%
eBay, Inc. *	68,600	2,264,486

Media 3.0%
Comcast Corp., Class A *	60,000	1,842,000
Lamar Advertising Co., Class A *	35,500	1,518,335
Omnicom Group, Inc.	32,000	2,555,520

		5,915,855

Specialty Retail 3.2%
Best Buy Co., Inc.	15,000	1,028,250
Chico's FAS, Inc. *þ	157,396	5,395,535

		6,423,785

Textiles, Apparel & Luxury Goods 5.1%
Coach, Inc. *	154,000	5,169,780
Quiksilver, Inc. *	215,000	3,435,700
Wolverine World Wide, Inc.	65,000	1,560,650

		10,166,130

CONSUMER STAPLES 5.6%
Food & Staples Retailing 1.9%
United Natural Foods, Inc. *þ	123,400	3,747,658

Food Products 1.6%
McCormick & Co., Inc.	100,000	3,268,000

Household Products 1.3%
Spectrum Brands, Inc. *	80,000	2,640,000

Personal Products 0.8%
Estee Lauder Companies, Inc., Class A	40,000	1,565,200

ENERGY 8.3%
Energy Equipment & Services 1.6%
Diamond Offshore Drilling, Inc. þ	20,000	1,068,600
Weatherford International, Ltd. *	38,000	2,203,240

		3,271,840

Oil, Gas & Consumable Fuels 6.7%
Apache Corp.	50,000	3,230,000
Devon Energy Corp.	48,400	2,452,912
Massey Energy Co. þ	92,900	3,504,188
XTO Energy, Inc.	119,900	4,075,401

		13,262,501

[1]

EVERGREEN AGGRESSIVE GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 1.7%
Capital Markets 1.7%
Investors Financial Services Corp.	30,000	$1,134,600
Legg Mason, Inc.	23,000	2,394,530

		3,529,130

HEALTH CARE 28.1%
Biotechnology 1.3%
Martek Biosciences Corp. *þ	26,000	986,700
Protein Design Labs, Inc. *	80,000	1,616,800

		2,603,500

Health Care Equipment & Supplies 10.2%
Alcon, Inc.	40,000	4,374,000
Cooper Companies, Inc. þ	32,000	1,947,520
Fisher Scientific International, Inc. *	48,000	3,115,200
Kinetic Concepts, Inc. *	45,000	2,700,000
Medtronic, Inc.	52,900	2,739,691
St. Jude Medical, Inc. *	70,000	3,052,700
Stryker Corp.	51,000	2,425,560

		20,354,671

Health Care Providers & Services 13.4%
Aetna, Inc.	52,400	4,339,768
American Healthways, Inc. *þ	83,000	3,508,410
Caremark Rx, Inc. *	111,500	4,963,980
Community Health Systems, Inc. *	65,000	2,456,350
Coventry Health Care, Inc. *	35,000	2,476,250
DaVita, Inc. *	30,000	1,364,400
UnitedHealth Group, Inc.	65,000	3,389,100
WellPoint, Inc. *	60,000	4,178,400

		26,676,658

Pharmaceuticals 3.2%
Eli Lilly & Co.	25,000	1,392,750
Endo Pharmaceuticals Holdings, Inc. *	95,000	2,496,600
Johnson & Johnson	40,000	2,600,000

		6,489,350

INDUSTRIALS 3.2%
Aerospace & Defense 1.6%
Lockheed Martin Corp.	50,000	3,243,500

Commercial Services & Supplies 0.6%
Cintas Corp.	30,000	1,158,000

Electrical Equipment 1.0%
Cooper Industries, Inc., Class A	30,200	1,929,780

INFORMATION TECHNOLOGY 23.9%
Communications Equipment 3.8%
Corning, Inc. *	203,000	3,373,860
F5 Networks, Inc. *	20,000	944,700
QUALCOMM, Inc.	100,000	3,301,000

		7,619,560

Computers & Peripherals 2.2%
Apple Computer, Inc. *	70,000	2,576,700
Network Appliance, Inc. *	64,900	1,834,723

		4,411,423

[2]

EVERGREEN AGGRESSIVE GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 4.3%
Google, Inc., Class A *	12,500	$3,676,875
VeriSign, Inc. *	65,000	1,869,400
Yahoo!, Inc. *	90,000	3,118,500

		8,664,775

IT Services 1.4%
Cognizant Technology Solutions Corp., Class A *	58,500	2,757,105

Semiconductors & Semiconductor Equipment 5.7%
Altera Corp. *	150,000	2,973,000
Lam Research Corp. *	70,000	2,025,800
Marvell Technology Group, Ltd. *	130,000	4,945,200
Microchip Technology, Inc.	50,000	1,481,000

		11,425,000

Software 6.5%
Adobe Systems, Inc.	75,000	2,146,500
Autodesk, Inc.	139,000	4,777,430
Cadence Design Systems, Inc. *	155,000	2,117,300
Microsoft Corp.	155,100	3,852,684

		12,893,914

MATERIALS 1.3%
Chemicals 1.3%
Air Products & Chemicals, Inc.	42,000	2,532,600

TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
NII Holdings, Inc., Class B þ	35,000	2,237,900

Total Common Stocks (cost $162,046,669)		192,260,043

SHORT-TERM INVESTMENTS 14.0%
MUTUAL FUND SHARES 14.0%
Evergreen Institutional U.S. Government Money Market Fund ø	4,785,171	4,785,171
Navigator Prime Portfolio þþ	23,139,811	23,139,811

Total Short-Term Investments (cost $27,924,982)		27,924,982

Total Investments (cost $189,971,651) 110.2%		220,185,025
Other Assets and Liabilities (10.2%)		(20,405,606)

Net Assets 100.0%		$199,779,419

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $190,353,364. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,235,629 and $3,403,968, respectively, with a net unrealized appreciation of $29,831,661.

[3]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 15.8%
Automobiles 0.6%
Monaco Coach Corp. þ	348,900	$5,997,591

Diversified Consumer Services 0.8%
Steiner Leisure, Ltd. *	205,500	7,617,885

Hotels, Restaurants & Leisure 4.4%
Gaylord Entertainment Co. * þ	155,736	7,240,167
Great Wolf Resorts, Inc. * þ	271,600	5,551,504
P.F. Chang’s China Bistro, Inc. * þ	78,800	4,647,624
Penn National Gaming, Inc. *	283,900	10,362,350
Rare Hospitality International, Inc. *	208,661	6,357,901
Shuffle Master, Inc. * þ	318,073	8,915,586

		43,075,132

Leisure Equipment & Products 2.1%
MarineMax, Inc. * þ	197,400	6,168,750
Marvel Enterprises, Inc. * þ	394,699	7,783,464
SCP Pool Corp. þ	197,707	6,937,539

		20,889,753

Media 0.6%
Radio One, Inc., Class D * þ	451,808	5,769,588

Multi-line Retail 0.7%
Conn’s, Inc. * þ	273,100	6,682,757

Specialty Retail 5.1%
Aeropostale, Inc. * þ	166,600	5,597,760
America’s Car-Mart, Inc. * þ	248,168	5,586,250
Cabela’s, Inc. * þ	255,200	5,451,072
Guitar Center, Inc. * þ	95,100	5,550,987
Hibbett Sporting Goods, Inc. * þ	157,237	5,949,848
Hot Topic, Inc. * þ	272,700	5,214,024
Monro Muffler Brake, Inc. * þ	247,650	7,308,152
Stage Stores, Inc. * þ	224,072	9,769,539

		50,427,632

Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc. * þ	140,700	8,214,066
The Warnaco Group, Inc. * þ	266,796	6,203,007

		14,417,073

CONSUMER STAPLES 2.3%
Food & Staples Retailing 2.3%
Central European Distribution Corp. * þ	179,800	6,711,934
Performance Food Group Co. * þ	211,100	6,377,331
United Natural Foods, Inc. * þ	298,700	9,071,519

		22,160,784

ENERGY 6.8%
Energy Equipment & Services 5.1%
Core Laboratories NV *	232,400	6,232,968
Grey Wolf, Inc. * þ	907,000	6,720,870
Oceaneering International, Inc. * þ	97,450	3,766,443
Pioneer Drilling Co. * þ	215,300	3,285,478
Superior Energy Services, Inc. * þ	723,450	12,877,410
Unit Corp. *	216,150	9,512,761
Universal Compression Holdings, Inc. *	202,700	7,345,848

		49,741,778

[1]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 1.7%
Bois D’Arc Energy, Inc. *	43,200	$637,200
Comstock Resources, Inc. *	282,550	7,145,689
Ultra Petroleum Corp. * þ	312,700	9,493,572

		17,276,461

FINANCIALS 6.9%
Commercial Banks 1.8%
Boston Private Financial Holdings, Inc. þ	227,600	5,735,520
East West Bancorp, Inc.	151,760	5,097,618
SVB Financial Group * þ	128,500	6,155,150
United Community Banks, Inc.	34,100	887,282

		17,875,570

Consumer Finance 0.9%
Asta Funding, Inc. þ	309,346	8,593,632

Insurance 3.3%
Argonaut Group, Inc. * þ	327,500	7,561,975
HCC Insurance Holdings, Inc. þ	229,050	8,674,124
Hub International, Ltd.	310,500	6,051,645
Markel Corp. *	29,260	9,919,140

		32,206,884

Thrifts & Mortgage Finance 0.9%
BankAtlantic Bancorp, Inc., Class A	492,700	9,336,665

HEALTH CARE 22.6%
Biotechnology 3.0%
DOV Pharmaceutical, Inc. * þ	435,300	8,122,698
Nabi Biopharmaceuticals * þ	259,600	3,953,708
Protein Design Labs, Inc. * þ	403,400	8,152,714
Serologicals Corp. * þ	209,100	4,443,375
Telik, Inc. * þ	264,900	4,307,274

		28,979,769

Health Care Equipment & Supplies 8.1%
Advanced Neuromodulation Systems, Inc. * þ	143,000	5,674,240
American Medical Systems Holdings, Inc. *	486,100	10,037,965
Animas Corp. * þ	331,943	6,688,651
ArthroCare Corp. * þ	176,500	6,166,910
Cytyc Corp. *	317,800	7,010,668
DJ Orthopedics, Inc. * þ	255,600	7,011,108
Kyphon, Inc. * þ	127,200	4,425,288
OraSure Technologies, Inc. *	244,900	2,446,551
ResMed, Inc. * þ	105,000	6,928,950
Respironics, Inc. * þ	270,100	9,753,311
Syneron Medical, Ltd. * þ	222,300	8,133,957
Wright Medical Group, Inc. * þ	181,400	4,843,380

		79,120,979

Health Care Providers & Services 8.3%
Advisory Board Co. * þ	175,900	8,573,366
Amedisys, Inc. * þ	157,000	5,774,460
Centene Corp. *	267,500	8,982,650
Cross Country Healthcare, Inc. *	279,300	4,748,100
LabOne, Inc. * þ	183,750	7,315,087
Pediatrix Medical Group, Inc. *	122,200	8,986,588
[2]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
PSS World Medical, Inc. * þ	580,500	$7,227,225
Psychiatric Solutions, Inc. * þ	214,449	10,445,811
Symbion, Inc. * þ	281,400	6,711,390
United Surgical Partners International, Inc. * þ	141,600	7,374,528
VCA Antech, Inc. * þ	238,827	5,791,555

		81,930,760

Pharmaceuticals 3.2%
Andrx Corp. * þ	293,300	5,956,923
Connetics Corp. * þ	282,100	4,976,244
MGI Pharma, Inc. * þ	273,600	5,953,536
Noven Pharmaceuticals, Inc. * þ	349,200	6,104,016
Salix Pharmaceuticals, Ltd. * þ	484,800	8,561,568

		31,552,287

INDUSTRIALS 13.7%
Aerospace & Defense 3.0%
Argon ST, Inc. * þ	306,274	10,872,727
Engineered Support Systems, Inc. þ	276,900	9,921,327
Essex Corp. * þ	403,000	9,220,640

		30,014,694

Air Freight & Logistics 1.1%
Forward Air Corp. * þ	132,000	3,731,640
UTi Worldwide, Inc. þ	96,500	6,718,330

		10,449,970

Airlines 0.7%
AirTran Holdings, Inc. * þ	732,700	6,762,821

Commercial Services & Supplies 2.6%
Corrections Corporation of America *	153,400	6,020,950
DiamondCluster International, Inc., Class A * þ	567,729	6,415,338
Kforce, Inc. * þ	673,753	5,699,950
Stericycle, Inc. * þ	143,800	7,236,016

		25,372,254

Electrical Equipment 0.6%
Power-One, Inc. * þ	904,850	5,709,604

Machinery 3.2%
A.S.V., Inc. * þ	129,900	5,266,146
IDEX Corp.	205,100	7,918,911
Manitowoc Co. þ	152,600	6,259,652
Oshkosh Truck Corp. þ	148,800	11,648,064

		31,092,773

Road & Rail 1.0%
Landstar System, Inc. *	142,300	4,286,076
Old Dominion Freight Line, Inc. * þ	197,200	5,290,876

		9,576,952

Trading Companies & Distributors 1.5%
Hughes Supply, Inc.	313,900	8,820,590
Interline Brands, Inc. * þ	318,109	6,298,558

		15,119,148

[3]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 26.4%
Communications Equipment 3.9%
Digi International, Inc. *	435,400	$5,163,844
Packeteer, Inc. * þ	413,900	5,835,990
Powerwave Technologies, Inc. * þ	1,273,650	13,016,703
SiRF Technology Holdings, Inc. * þ	104,100	1,840,488
Tekelec * þ	726,100	12,198,480

		38,055,505

Computers & Peripherals 0.7%
Stratasys, Inc. * þ	209,948	6,861,101

Electronic Equipment & Instruments 2.3%
Applied Films Corp. * þ	182,000	4,659,200
BEI Technologies, Inc. þ	149,300	3,983,324
Benchmark Electronics, Inc. * þ	160,375	4,878,608
FLIR Systems, Inc. * þ	301,500	8,996,760

		22,517,892

Internet Software & Services 3.8%
Blue Coat Systems, Inc. * þ	203,550	6,082,074
Equinix, Inc. * þ	256,435	11,113,893
Interwoven, Inc. *	654,300	4,926,879
NIC, Inc. * þ	1,019,600	4,710,552
ValueClick, Inc. * þ	824,700	10,168,551

		37,001,949

IT Services 2.8%
CACI International, Inc., Class A *	80,900	5,109,644
Cognizant Technology Solutions Corp., Class A * þ	120,000	5,655,600
Global Payments, Inc. þ	169,550	11,495,490
MPS Group, Inc. * þ	533,200	5,022,744

		27,283,478

Semiconductors & Semiconductor Equipment 7.7%
ATMI, Inc. * þ	471,650	13,682,566
August Technology Corp. * þ	737,300	8,589,545
Exar Corp. * þ	797,000	11,867,330
FormFactor, Inc. *	103,100	2,723,902
Genesis Microchip, Inc. * þ	463,300	8,552,518
LTX Corp. * þ	659,850	3,272,856
PDF Solutions, Inc. * þ	287,200	3,768,064
Power Integrations, Inc. * þ	254,500	5,489,565
Rudolph Technologies, Inc. * þ	318,400	4,562,672
Semtech Corp. * þ	178,400	2,970,360
Trident Microsystems, Inc. * þ	461,850	10,479,377

		75,958,755

Software 5.2%
Agile Software Corp. * þ	1,260,150	7,938,945
Blackboard, Inc. * þ	73,300	1,753,336
Concur Technologies, Inc. * þ	612,750	6,452,257
Jack Henry & Associates, Inc. þ	392,900	7,193,999
JAMDAT Mobile, Inc. * þ	165,150	4,571,352
Kronos, Inc. * þ	130,150	5,256,759
Micros Systems, Inc. * þ	32,300	1,445,425
Moldflow Corp. *	546,550	7,077,822
Open Solutions, Inc. * þ	177,200	3,598,932
RSA Security, Inc. * þ	254,950	2,926,826
Sonic Solutions * þ	168,100	3,126,660

		51,342,313

[4]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 1.5%
Construction Materials 0.8%
Headwaters, Inc. * þ	236,100	$8,117,118

Metals & Mining 0.7%
AMCOL International Corp. þ	357,500	6,717,425

TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
Alamosa Holdings, Inc. * þ	662,000	9,201,800

Total Common Stocks (cost $738,007,843)		950,808,532

SHORT-TERM INVESTMENTS 27.4%
MUTUAL FUND SHARES 27.4%
Evergreen Institutional Money Market Fund ø	22,253,465	22,253,465
Evergreen Prime Cash Management Money Market Fund ø þþ	246,565,699	246,565,699

Total Short-Term Investments (cost $268,819,164)		268,819,164

Total Investments (cost $1,006,827,007) 124.3%		1,219,627,696
Other Assets and Liabilities (24.3%)		(238,735,414)

Net Assets 100.0%		$980,892,282

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,011,351,743. The gross unrealized appreciation and depreciation on securities based on tax cost was $224,604,283 and $16,328,330, respectively, with a net unrealized appreciation of $208,275,953.

[5]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 11.1%
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	352,425	$11,622,976
Yum! Brands, Inc.	197,683	10,295,331

		21,918,307

Household Durables 0.6%
Fortune Brands, Inc.	108,618	9,645,278

Media 3.6%
News Corp., Class A	1	16
Omnicom Group, Inc.	128,975	10,299,944
Time Warner, Inc. *	1,297,788	21,686,037
Viacom, Inc., Class B	336,736	10,782,287
Walt Disney Co.	690,639	17,390,290

		60,158,574

Multi-line Retail 2.6%
J.C. Penney Co., Inc.	264,000	13,881,120
Nordstrom, Inc.	183,010	12,439,190
Target Corp.	308,775	16,800,448

		43,120,758

Specialty Retail 1.6%
Home Depot, Inc.	386,374	15,029,948
Michaels Stores, Inc.	263,053	10,882,503

		25,912,451

Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc. *	229,478	7,703,577
Nike, Inc., Class B	91,322	7,908,485
VF Corp.	137,718	7,880,224

		23,492,286

CONSUMER STAPLES 9.7%
Beverages 1.4%
Coca-Cola Co.	220,757	9,216,605
Pepsi Bottling Group, Inc.	402,864	11,525,939
PepsiCo, Inc.	69,777	3,763,073

		24,505,617

Food & Staples Retailing 3.3%
Costco Wholesale Corp.	228,059	10,221,604
CVS Corp.	212,273	6,170,776
Kroger Co. *	368,049	7,003,973
SUPERVALU, Inc.	226,525	7,386,980
Wal-Mart Stores, Inc.	493,587	23,790,894

		54,574,227

Food Products 1.1%
Archer-Daniels-Midland Co.	248,265	5,307,906
Dean Foods Co. *	58,916	2,076,200
Smithfield Foods, Inc. * þ	137,742	3,756,224
Tyson Foods, Inc., Class A	384,395	6,842,231

		17,982,561

Household Products 1.8%
Procter & Gamble Co.	561,510	29,619,652

Personal Products 0.5%
Avon Products, Inc.	222,850	8,434,873

Tobacco 1.6%
Altria Group, Inc.	410,679	26,554,504

[1]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 8.7%
Energy Equipment & Services 0.5%
Nabors Industries, Ltd. *	134,950	$8,180,669

Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	167,367	13,749,199
Apache Corp.	164,726	10,641,300
Chevron Corp.	285,737	15,978,413
ConocoPhillips	418,737	24,073,190
Exxon Mobil Corp.	733,029	42,127,177
Marathon Oil Corp.	197,987	10,566,566
Valero Energy Corp.	243,002	19,223,888

		136,359,733

FINANCIALS 19.8%
Capital Markets 3.1%
Bear Stearns Cos	91,622	9,523,191
Goldman Sachs Group, Inc.	145,393	14,832,994
Lehman Brothers Holdings, Inc.	131,076	13,013,225
Merrill Lynch & Co., Inc.	139,359	7,666,139
Morgan Stanley	133,137	6,985,698

		52,021,247

Commercial Banks 4.4%
Bank of America Corp.	843,114	38,454,429
National City Corp.	258,202	8,809,852
SunTrust Banks, Inc.	95,045	6,866,051
U.S. Bancorp	627,525	18,323,730

		72,454,062

Consumer Finance 0.7%
Capital One Financial Corp.	132,662	10,614,287

Diversified Financial Services 4.0%
CIT Group, Inc.	216,389	9,298,235
Citigroup, Inc.	921,602	42,605,660
JPMorgan Chase & Co.	425,858	15,041,305

		66,945,200

Insurance 4.6%
ACE, Ltd.	139,004	6,234,329
Allstate Corp.	264,381	15,796,765
American International Group, Inc.	288,241	16,746,802
Chubb Corp.	128,375	10,990,184
Loews Corp.	129,858	10,063,995
MetLife, Inc.	366,242	16,458,915

		76,290,990

Real Estate 0.4%
Equity Office Properties Trust REIT	189,317	6,266,393

Thrifts & Mortgage Finance 2.6%
Countrywide Financial Corp.	341,334	13,178,906
Fannie Mae	139,159	8,126,885
Golden West Financial Corp. þ	191,345	12,318,791
MGIC Investment Corp.	58,171	3,793,913
PMI Group, Inc. þ	157,654	6,145,353

		43,563,848

[2]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 14.0%
Biotechnology 1.7%
Amgen, Inc. *	178,901	$10,816,355
Genzyme Corp. *	170,766	10,261,329
Invitrogen Corp. *	37,749	3,144,114
Millennium Pharmaceuticals, Inc. * þ	376,959	3,494,410

		27,716,208

Health Care Equipment & Supplies 2.5%
Bausch & Lomb, Inc.	148,419	12,318,777
Biomet, Inc.	186,771	6,469,747
C.R. Bard, Inc.	108,409	7,210,283
Fisher Scientific International, Inc. *	116,319	7,549,103
Zimmer Holdings, Inc. *	107,853	8,215,163

		41,763,073

Health Care Providers & Services 3.2%
Aetna, Inc.	132,596	10,981,601
CIGNA Corp.	121,383	12,991,623
HCA, Inc.	231,126	13,097,910
McKesson Corp.	347,222	15,552,073

		52,623,207

Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	345,962	8,642,131
Johnson & Johnson	670,405	43,576,325
Merck & Co., Inc.	483,047	14,877,848
Pfizer, Inc.	1,048,535	28,918,595
Wyeth Pharmaceuticals	309,279	13,762,915

		109,777,814

INDUSTRIALS 11.6%
Aerospace & Defense 2.7%
General Dynamics Corp.	90,540	9,917,752
L-3 Communications Holdings, Inc.	115,401	8,837,409
Lockheed Martin Corp.	147,998	9,600,630
Northrop Grumman Corp.	182,460	10,080,915
Precision Castparts Corp.	85,929	6,693,869

		45,130,575

Air Freight & Logistics 1.2%
FedEx Corp.	158,402	12,832,146
Ryder System, Inc.	213,957	7,830,826

		20,662,972

Commercial Services & Supplies 0.9%
Cendant Corp.	659,891	14,761,762

Industrial Conglomerates 2.3%
General Electric Co.	1,086,034	37,631,078

Machinery 3.9%
Caterpillar, Inc.	176,722	16,843,374
Cummins, Inc. þ	87,318	6,514,796
Eaton Corp.	151,020	9,046,098
Ingersoll-Rand Co., Ltd., Class A	160,911	11,481,000
Paccar, Inc.	172,021	11,697,428
Parker Hannifin Corp.	146,809	9,103,626

		64,686,322

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	214,167	10,082,982

[3]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 14.9%
Communications Equipment 1.9%
Cisco Systems, Inc. *	919,539	$17,572,390
Motorola, Inc.	570,205	10,411,944
QUALCOMM, Inc.	120,208	3,968,066

		31,952,400

Computers & Peripherals 3.8%
Apple Computer, Inc. *	190,561	7,014,550
Dell, Inc. *	421,258	16,643,904
EMC Corp. *	102,297	1,402,492
Hewlett-Packard Co.	586,152	13,780,433
International Business Machines Corp.	243,385	18,059,167
NCR Corp. *	71,651	2,516,383
SanDisk Corp. *	156,381	3,710,921

		63,127,850

Electronic Equipment & Instruments 0.4%
Jabil Circuit, Inc. *	131,869	4,052,334
Solectron Corp. *	507,817	1,924,627

		5,976,961

Internet Software & Services 0.2%
Yahoo!, Inc. *	76,899	2,664,550

IT Services 1.2%
Accenture, Ltd., Class A *	187,840	4,258,333
Affiliated Computer Services, Inc., Class A *	107,210	5,478,431
Computer Sciences Corp. *	114,005	4,982,018
Fiserv, Inc. *	133,930	5,752,294

		20,471,076

Office Electronics 0.3%
Xerox Corp. *	310,534	4,282,264

Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	1,133,307	29,533,981
LSI Logic Corp. * þ	522,035	4,432,077
National Semiconductor Corp.	92,241	2,032,069
Texas Instruments, Inc.	399,148	11,204,084

		47,202,211

Software 4.3%
Adobe Systems, Inc.	241,218	6,903,659
Computer Associates International, Inc.	6,250	171,750
Intuit, Inc. *	100,752	4,544,923
Microsoft Corp.	1,594,531	39,608,150
Oracle Corp. *	1,047,628	13,828,690
Symantec Corp. *	261,767	5,690,814

		70,747,986

MATERIALS 2.8%
Chemicals 0.5%
Dow Chemical Co.	35,880	1,597,736
PPG Industries, Inc.	111,298	6,985,063

		8,582,799

Containers & Packaging 0.5%
Ball Corp.	232,636	8,365,591

[4]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 1.1%
Nucor Corp. þ	234,647	$10,704,596
Phelps Dodge Corp.	79,450	7,349,125

		18,053,721

Paper & Forest Products 0.7%
Georgia-Pacific Corp.	337,478	10,731,800

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
AT&T Corp.	121,987	2,322,632
BellSouth Corp.	207,538	5,514,285
CenturyTel, Inc. þ	186,617	6,462,547
SBC Communications, Inc.	249,560	5,927,050
Sprint Corp.	360,717	9,050,390
Verizon Communications, Inc.	598,139	20,665,702

		49,942,606

UTILITIES 3.6%
Electric Utilities 2.3%
American Electric Power Co., Inc.	197,678	7,288,388
CenterPoint Energy, Inc. þ	886,084	11,705,169
Edison International	289,420	11,735,981
FirstEnergy Corp.	169,207	8,140,549

		38,870,087

Independent Power Producers & Energy Traders 0.7%
TXU Corp.	147,233	12,233,590

Multi-Utilities 0.6%
Sempra Energy	221,738	9,159,997

Total Common Stocks (cost $1,171,403,531)		1,645,816,999

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.6%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
2.82%, 07/28/2005 ƒ †	$500,000	498,942
2.83%, 08/11/2005 ƒ †	1,000,000	996,777

		1,495,719

	Shares	Value

MUTUAL FUND SHARES 2.5%
Navigator Prime Portfolioþþ	42,166,069	42,166,069

Total Short-Term Investments (cost $43,661,788)		43,661,788

Total Investments (cost $1,215,065,319) 101.8%		1,689,478,787
Other Assets and Liabilities (1.8%)		(29,311,662)

Net Assets 100.0%		$1,660,167,125

*	Non-income producing security
þ	All or a portion of this security is on loan
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
þþ	Represents investment of cash collateral received from securities on loan.
[5]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)

Summary of Abbreviations
REIT	Real Estate Investment Trust

At June 30, 2005, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at June 30, 2005	Unrealized Loss
September 2005	50 S&P 500 Index Futures	$15,071,106	$14,943,790	$127,316

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,217,765,835. The gross unrealized appreciation and depreciation on securities based on tax cost was $491,252,577 and $19,539,625, respectively, with a net unrealized appreciation of $471,712,952.

[6]

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCK 97.6%
CONSUMER DISCRETIONARY 16.7%
Hotels, Restaurants & Leisure 1.6%
Starwood Hotels & Resorts Worldwide, Inc., Class B	110,000	$6,442,700

Household Durables 1.5%
D.R. Horton, Inc.	50,000	1,880,500
Fortune Brands, Inc.	25,000	2,220,000
Pulte Homes, Inc.	25,000	2,106,250

		6,206,750

Internet & Catalog Retail 1.0%
eBay, Inc. *	123,000	4,060,230

Media 2.3%
Comcast Corp., Class A *	130,000	3,991,000
Lamar Advertising Co., Class A *	35,500	1,518,335
Omnicom Group, Inc.	47,500	3,793,350

		9,302,685

Multi-line Retail 3.0%
J.C. Penney Co., Inc.	155,000	8,149,900
Target Corp.	75,000	4,080,750

		12,230,650

Specialty Retail 2.5%
Best Buy Co., Inc. þ	30,000	2,056,500
Chico’s FAS, Inc. *	245,000	8,398,600

		10,455,100

Textiles, Apparel & Luxury Goods 4.8%
Coach, Inc. *	322,000	10,809,540
Nike, Inc., Class B	52,500	4,546,500
Quiksilver, Inc. * þ	286,000	4,570,280

		19,926,320

CONSUMER STAPLES 6.5%
Beverages 1.1%
Diageo plc, ADR þ	75,000	4,447,500

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	42,000	2,024,400
Walgreen Co.	120,000	5,518,800

		7,543,200

Food Products 0.8%
General Mills, Inc.	75,000	3,509,250

Household Products 2.8%
Colgate-Palmolive Co.	33,000	1,647,030
Procter & Gamble Co.	185,000	9,758,750

		11,405,780

ENERGY 10.1%
Energy Equipment & Services 2.2%
Diamond Offshore Drilling, Inc. þ	40,000	2,137,200
Halliburton Co.	55,000	2,630,100
Schlumberger, Ltd.	57,000	4,328,580

		9,095,880

[1]

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 7.9%
Apache Corp.	98,110	$6,337,906
Devon Energy Corp.	89,000	4,510,520
Exxon Mobil Corp.	70,000	4,022,900
Peabody Energy Corp.	120,000	6,244,800
Unocal Corp.	55,000	3,577,750
XTO Energy, Inc. þ	232,133	7,890,201

		32,584,077

FINANCIALS 5.5%
Capital Markets 0.5%
Investors Financial Services Corp. þ	55,000	2,080,100

Consumer Finance 2.1%
American Express Co.	80,000	4,258,400
SLM Corp.	85,000	4,318,000

		8,576,400

Insurance 1.6%
American International Group, Inc.	55,000	3,195,500
Prudential Financial, Inc.	50,000	3,283,000

		6,478,500

Thrifts & Mortgage Finance 1.3%
Fannie Mae	95,000	5,548,000

HEALTH CARE 22.4%
Biotechnology 1.6%
Genentech, Inc. *	85,000	6,823,800

Health Care Equipment & Supplies 6.8%
Alcon, Inc.	35,000	3,827,250
Baxter International, Inc.	130,000	4,823,000
Medtronic, Inc.	109,300	5,660,647
St. Jude Medical, Inc. *	116,000	5,058,760
Stryker Corp.	90,000	4,280,400
Zimmer Holdings, Inc. *	55,000	4,189,350

		27,839,407

Health Care Providers & Services 7.0%
Aetna, Inc.	112,000	9,275,840
Caremark Rx, Inc. *	225,000	10,017,000
UnitedHealth Group, Inc.	180,000	9,385,200

		28,678,040

Pharmaceuticals 7.0%
Abbott Laboratories	145,000	7,106,450
Eli Lilly & Co.	50,000	2,785,500
Johnson & Johnson	160,000	10,400,000
Novartis AG, ADR	50,000	2,372,000
Pfizer, Inc.	150,300	4,145,274
Wyeth Pharmaceuticals	45,000	2,002,500

		28,811,724

INDUSTRIALS 8.4%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	97,500	6,324,825

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	55,000	3,803,800

[2]

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.5%
Cintas Corp.	50,000	$1,930,000

Electrical Equipment 0.9%
Cooper Industries, Inc., Class A	60,000	3,834,000

Industrial Conglomerates 4.6%
General Electric Co.	396,300	13,731,795
Tyco International, Ltd.	173,000	5,051,600

		18,783,395

INFORMATION TECHNOLOGY 26.0%
Communications Equipment 4.0%
Corning, Inc. *	395,000	6,564,900
Motorola, Inc.	250,000	4,565,000
QUALCOMM, Inc.	165,000	5,446,650

		16,576,550

Computers & Peripherals 4.1%
Apple Computer, Inc. *	135,000	4,969,350
Dell, Inc. *	110,000	4,346,100
International Business Machines Corp.	55,000	4,081,000
Network Appliance, Inc. *	124,800	3,528,096

		16,924,546

Internet Software & Services 4.4%
Google, Inc., Class A *	25,600	7,530,240
VeriSign, Inc. * þ	135,000	3,882,600
Yahoo!, Inc. *	192,500	6,670,125

		18,082,965

IT Services 2.7%
Accenture, Ltd., Class A *	150,000	3,400,500
Affiliated Computer Services, Inc., Class A * þ	50,000	2,555,000
Cognizant Technology Solutions Corp., Class A *	108,600	5,118,318

		11,073,818

Semiconductors & Semiconductor Equipment 3.9%
Altera Corp. *	300,000	5,946,000
Intel Corp.	217,000	5,655,020
Marvell Technology Group, Ltd. * þ	110,000	4,184,400

		15,785,420

Software 6.9%
Adobe Systems, Inc.	140,000	4,006,800
Autodesk, Inc.	168,882	5,804,474
Cadence Design Systems, Inc. * þ	305,000	4,166,300
Microsoft Corp.	400,700	9,953,388
Oracle Corp. *	327,500	4,323,000

		28,253,962

MATERIALS 1.5%
Chemicals 1.5%
Air Products & Chemicals, Inc.	99,900	6,023,970

UTILITIES 0.5%
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group, Inc.	35,000	2,019,150

Total Common Stocks (cost $348,928,895)		401,462,494

[3]

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 7.7%
MUTUAL FUND SHARES 7.7%
Evergreen Institutional U.S. Government Money Market Fund ø	3,065,323	$3,065,323
Navigator Prime Portfolio þþ	28,419,899	28,419,899

Total Short-Term Investments (cost $31,485,222)		31,485,222

Total Investments (cost $380,414,117) 105.3%		432,947,716
Other Assets and Liabilities (5.3%)		(21,716,805)

Net Assets 100.0%		$411,230,911

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $382,669,874. The gross unrealized appreciation and depreciation on securities based on tax cost was $57,109,810 and $6,831,968, respectively, with a net unrealized appreciation of $50,277,842.

[4]

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 21.9%
Diversified Consumer Services 2.7%
Career Education Corp.	475,600	$17,411,716

Hotels, Restaurants & Leisure 3.4%
Darden Restaurants, Inc.	151,800	5,006,364
Shuffle Master, Inc. * þ	101,526	2,845,774
Starwood Hotels & Resorts Worldwide, Inc., Class B	126,600	7,414,962
Station Casinos, Inc. þ	109,200	7,250,880

		22,517,980

Household Durables 3.5%
Fortune Brands, Inc.	63,100	5,603,280
Jarden Corp.	111,200	5,995,904
Pulte Homes, Inc.	132,400	11,154,700

		22,753,884

Media 1.1%
Washington Post Co., Class B	8,600	7,181,258

Specialty Retail 8.1%
American Eagle Outfitters, Inc. þ	333,000	10,206,450
AutoZone, Inc.	79,000	7,304,340
Chico's FAS, Inc. *	474,400	16,262,432
Claire's Stores, Inc.	414,700	9,973,535
Rent-A-Center, Inc.	397,400	9,255,446

		53,002,203

Textiles, Apparel & Luxury Goods 3.1%
Coach, Inc.	600,422	20,156,167

CONSUMER STAPLES 5.2%
Food & Staples Retailing 2.2%
United Natural Foods, Inc. * þ	473,343	14,375,427

Food Products 1.3%
McCormick & Co., Inc.	255,100	8,336,668

Household Products 1.0%
Spectrum Brands, Inc. þ	194,800	6,428,400

Personal Products 0.7%
Estee Lauder Companies, Inc., Class A	127,800	5,000,814

ENERGY 10.5%
Energy Equipment & Services 3.7%
Cooper Cameron Corp.	175,900	10,914,595
Diamond Offshore Drilling, Inc. þ	245,300	13,106,379

		24,020,974

Oil, Gas & Consumable Fuels 6.8%
Alpha Natural Resources, Inc. * þ	299,009	7,140,335
Chesapeake Energy Corp. þ	444,300	10,130,040
InterOil Corp. * þ	107,266	2,915,490
Premcor, Inc.	178,346	13,229,706
XTO Energy, Inc. þ	331,800	11,277,882

		44,693,453

FINANCIALS 7.8%
Capital Markets 2.1%
Affiliated Managers Group, Inc. * þ	115,049	7,861,298
Ameritrade Holding Corp.	315,900	5,872,581

		13,733,879

Diversified Financial Services 0.9%
Chicago Mercantile Exchange Holdings, Inc.	20,600	6,087,300

[1]

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 3.4%
Forest City Enterprises, Inc.	99,100	$7,036,100
Prologis REIT	156,100	6,281,464
St. Joe Co. þ	107,300	8,749,242

		22,066,806

Thrifts & Mortgage Finance 1.4%
People's Bank þ	290,400	8,781,696

HEALTH CARE 24.8%
Biotechnology 6.4%
Charles River Laboratories International, Inc. * þ	146,200	7,054,150
Genzyme Corp.	133,100	7,997,979
ImClone Systems, Inc. þ	289,600	8,968,912
Martek Biosciences Corp. * þ	297,161	11,277,260
Protein Design Labs, Inc. þ	313,400	6,333,814

		41,632,115

Health Care Equipment & Supplies 6.6%
Cooper Cos. þ	111,100	6,761,546
Cytyc Corp. *	483,800	10,672,628
Fisher Scientific International, Inc.	121,800	7,904,820
Smith & Nephew plc	937,597	9,227,427
St. Jude Medical, Inc. *	201,000	8,765,610

		43,332,031

Health Care Providers & Services 6.4%
AmerisourceBergen Corp. þ	114,600	7,924,590
Community Health Systems, Inc. * þ	172,900	6,533,891
Coventry Health Care, Inc. *	176,319	12,474,569
DaVita, Inc.	159,400	7,249,512
Manor Care, Inc. þ	189,400	7,524,862

		41,707,424

Pharmaceuticals 5.4%
Allergan, Inc. þ	105,800	9,018,392
Barr Pharmaceuticals, Inc. *	193,700	9,440,938
Medicis Pharmaceutical Corp., Class A	215,100	6,825,123
Sepracor, Inc. *	163,100	9,787,631

		35,072,084

INDUSTRIALS 8.0%
Aerospace & Defense 1.3%
Rockwell Collins Corp.	175,800	8,382,144

Airlines 1.0%
JetBlue Airways Corp. þ	322,000	6,581,680

Commercial Services & Supplies 4.5%
ARAMARK Corp., Class B	274,700	7,252,080
ChoicePoint, Inc. *	213,584	8,554,039
HNI Corp.	174,900	8,946,135
Monster Worldwide, Inc. *	158,000	4,531,440

		29,283,694

Electrical Equipment 1.2%
Rockwell Automation, Inc.	161,500	7,866,665

INFORMATION TECHNOLOGY 16.8%
Computers & Peripherals 1.9%
Avid Technology, Inc. * þ	173,337	9,235,395
Network Appliance, Inc. *	113,100	3,197,337

		12,432,732

[2]

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 1.1%
Amphenol Corp., Class A	173,600	$6,973,512

Internet Software & Services 4.8%
Akamai Technologies, Inc. þ	401,400	5,270,382
CNET Networks, Inc. þ	673,300	7,904,542
NetEase.com, Inc. þ	153,532	8,768,213
VeriSign, Inc. *	320,300	9,211,828

		31,154,965

IT Services 2.1%
Alliance Data Systems Corp. *	173,300	7,029,048
Cognizant Technology Solutions Corp., Class A *	146,500	6,904,545

		13,933,593

Semiconductors & Semiconductor Equipment 5.9%
Freescale Semiconductor, Inc., Class A	355,800	7,475,358
Lam Research Corp. * þ	265,902	7,695,204
Marvell Technology Group, Ltd. *	259,300	9,863,772
Xilinx, Inc.	533,500	13,604,250

		38,638,584

Software 1.0%
Autodesk, Inc.	195,400	6,715,898

MATERIALS 2.2%
METALS & MINING 2.2%
Inco, Ltd. *	381,200	14,390,300

TELECOMMUNICATION SERVICES 2.7%
Wireless Telecommunication Services 2.7%
Leap Wireless International, Inc. * þ	333,399	9,251,822
NII Holdings, Inc., Class B þ	134,516	8,600,953

		17,852,775

Total Common Stocks (cost $566,251,779)		652,498,821

SHORT-TERM INVESTMENTS 21.1%
MUTUAL FUND SHARES 21.1%
Evergreen Institutional Money Market Fund ø	3,741,019	3,741,019
Navigator Prime Portfolio þþ	134,345,828	134,345,828

Total Short-Term Investments (cost $138,086,847)		138,086,847

Total Investments (cost $704,338,626) 121.0%		790,585,668
Other Assets and Liabilities (21.0%)		(136,948,841)

Net Assets 100.0%		$653,636,827

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations:
REIT	Real Estate Investment Trust

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $706,238,862. The gross unrealized appreciation and depreciation on securities based on tax cost was $97,629,912 and $13,283,106, respectively, with a net unrealized appreciation of $84,346,806.

[3]

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 19.0%
Diversified Consumer Services 1.1%
Steiner Leisure, Ltd. *	310,000	$11,491,700

Hotels, Restaurants & Leisure 4.1%
Shuffle Master, Inc. *þ	550,000	15,416,500
Starwood Hotels & Resorts Worldwide, Inc., Class B	280,000	16,399,600
Station Casinos, Inc.	140,000	9,296,000

		41,112,100

Household Durables 2.1%
D.R. Horton, Inc.	140,000	5,265,400
Fortune Brands, Inc.	115,000	10,212,000
Pulte Homes, Inc.	65,000	5,476,250

		20,953,650

Internet & Catalog Retail 1.2%
eBay, Inc. *	350,000	11,553,500

Media 2.4%
Comcast Corp., Class A *	320,000	9,824,000
Lamar Advertising Co., Class A *	133,700	5,718,349
Omnicom Group, Inc.	110,000	8,784,600

		24,326,949

Specialty Retail 3.0%
Best Buy Co., Inc.	75,000	5,141,250
Chico's FAS, Inc. *þ	730,000	25,024,400

		30,165,650

Textiles, Apparel & Luxury Goods 5.1%
Coach, Inc. *	780,000	26,184,600
Quiksilver, Inc. *	1,090,000	17,418,200
Wolverine World Wide, Inc.	330,000	7,923,300

		51,526,100

CONSUMER STAPLES 6.7%
Food & Staples Retailing 2.2%
United Natural Foods, Inc. *þ	264,900	8,045,013
Walgreen Co.	300,000	13,797,000

		21,842,013

Food Products 1.8%
McCormick & Co., Inc.	570,000	18,627,600

Household Products 1.9%
Procter & Gamble Co.	140,000	7,385,000
Spectrum Brands, Inc. *	355,000	11,715,000

		19,100,000

Personal Products 0.8%
Estee Lauder Companies, Inc., Class A	200,000	7,826,000

ENERGY 8.7%
Energy Equipment & Services 2.2%
Diamond Offshore Drilling, Inc. þ	100,000	5,343,000
Halliburton Co.	130,000	6,216,600
Weatherford International, Ltd. *	185,000	10,726,300

		22,285,900

[1]

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 6.5%
Apache Corp.	248,000	$16,020,800
Devon Energy Corp.	231,350	11,724,818
Massey Energy Co. þ	453,600	17,109,792
XTO Energy, Inc.	597,066	20,294,273

		65,149,683

FINANCIALS 3.6%
Capital Markets 1.6%
Investors Financial Services Corp. þ	135,000	5,105,700
Legg Mason, Inc.	110,000	11,452,100

		16,557,800

Consumer Finance 1.1%
American Express Co.	205,000	10,912,150

Insurance 0.9%
Prudential Financial, Inc.	130,000	8,535,800

HEALTH CARE 27.3%
Biotechnology 2.7%
Genentech, Inc. *	210,000	16,858,800
Martek Biosciences Corp. *þ	133,000	5,047,350
Protein Design Labs, Inc. *þ	250,000	5,052,500

		26,958,650

Health Care Equipment & Supplies 9.9%
Alcon, Inc.	180,000	19,683,000
Baxter International, Inc.	325,000	12,057,500
Cooper Companies, Inc.	165,000	10,041,900
Fisher Scientific International, Inc. *	140,000	9,086,000
Kinetic Concepts, Inc. *	180,000	10,800,000
Medtronic, Inc.	269,001	13,931,562
St. Jude Medical, Inc. *	300,000	13,083,000
Stryker Corp.	225,000	10,701,000

		99,383,962

Health Care Providers & Services 10.8%
Aetna, Inc.	260,500	21,574,610
American Healthways, Inc. *þ	390,250	16,495,867
Caremark Rx, Inc. *	555,000	24,708,600
Community Health Systems, Inc. *	330,000	12,470,700
Coventry Health Care, Inc. *	175,000	12,381,250
DaVita, Inc. *	100,000	4,548,000
UnitedHealth Group, Inc.	310,000	16,163,400

		108,342,427

Pharmaceuticals 3.9%
Eli Lilly & Co.	120,000	6,685,200
Endo Pharmaceuticals Holdings, Inc. *	490,000	12,877,200
Johnson & Johnson	200,000	13,000,000
Pfizer, Inc.	235,000	6,481,300

		39,043,700

INDUSTRIALS 7.1%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	240,000	15,568,800

Commercial Services & Supplies 0.5%
Cintas Corp.	125,000	4,825,000

Electrical Equipment 1.0%
Cooper Industries, Inc., Class A	155,000	9,904,500

[2]

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 4.1%
General Electric Co.	840,000	$29,106,000
Tyco International, Ltd.	405,000	11,826,000

		40,932,000

INFORMATION TECHNOLOGY 25.6%
Communications Equipment 3.1%
Corning, Inc. *	1,010,000	16,786,200
QUALCOMM, Inc.	425,000	14,029,250

		30,815,450

Computers & Peripherals 3.9%
Apple Computer, Inc. *	320,000	11,779,200
Dell, Inc. *	280,000	11,062,800
International Business Machines Corp.	100,000	7,420,000
Network Appliance, Inc. *	324,750	9,180,683

		39,442,683

Internet Software & Services 4.4%
Google, Inc., Class A *	62,500	18,384,375
VeriSign, Inc. *	330,000	9,490,800
Yahoo!, Inc. *	480,000	16,632,000

		44,507,175

IT Services 1.2%
Cognizant Technology Solutions Corp., Class A *	261,385	12,319,075

Semiconductors & Semiconductor Equipment 6.1%
Altera Corp. *	755,000	14,964,100
Intel Corp.	516,195	13,452,042
Lam Research Corp. *	180,000	5,209,200
Marvell Technology Group, Ltd. *	595,000	22,633,800
Microchip Technology, Inc.	170,000	5,035,400

		61,294,542

Software 6.9%
Adobe Systems, Inc.	350,000	10,017,000
Autodesk, Inc.	537,289	18,466,623
Cadence Design Systems, Inc. *	765,000	10,449,900
Microsoft Corp.	791,186	19,653,060
Oracle Corp. *	800,000	10,560,000

		69,146,583

MATERIALS 1.3%
Chemicals 1.3%
Air Products & Chemicals, Inc.	210,000	12,663,000

Total Common Stocks (cost $854,394,652)		997,114,142

SHORT-TERM INVESTMENTS 8.3%
MUTUAL FUND SHARES 8.3%
Navigator Prime Portfolio þþ (cost $83,109,543)	83,109,543	83,109,543

Total Investments (cost $937,504,195) 107.6%		1,080,223,685
Other Assets and Liabilities (7.6%)		(76,402,513)

Net Assets 100.0%		$1,003,821,172

*	Non-income producing security
þ	All or a portion of this security is on loan.
þþ	Represents investment of cash collateral received from securities on loan.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $939,145,802. The gross unrealized appreciation and depreciation on securities based on tax cost was $157,342,187 and $16,264,304, respectively, with a net unrealized appreciation of $141,077,883.

[3]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: August 26, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: August 26, 2005